Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	48 Months Ended	84 Months Ended	108 Months Ended	132 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000209811_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000209811_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000209811_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,860
C000209811_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,890
C000209811_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,826
C000209811_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,859
C000209811_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,581
C000209811_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,635
C000209811_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000209811_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209811_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,716
C000209811_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,604
C000209811_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,003
C000209811_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,505
C000209811_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,738
C000209811_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,248
C000254538_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000254538_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254538_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,454
C000254538_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000254538_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254538_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,283
C000254538_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254538_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254538_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,753
C000174184_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Class K
C000174184_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174184_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,667
C000174184_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,307
C000174184_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,752
C000174184_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,771
C000174184_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,077
C000174184_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,928
C000174184_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,178
C000174184_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,413
C000174184_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,956
C000174184_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,988
C000174184_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400® Index
C000174184_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174184_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,906
C000174184_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,932
C000174184_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,098
C000174184_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,014
C000174184_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,920
C000174184_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,015
C000174184_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,608
C000174184_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,856
C000174184_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,028
C000174184_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,291
C000174184_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000174184_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174184_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,121
C000174184_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,934
C000174184_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000174184_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,341
C000174184_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,474
C000174184_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,589
C000174184_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,637
C000174184_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000174184_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,507
C000174184_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,955
C000254536_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000254536_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000254536_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,897
C000254536_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000254536_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254536_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,283
C000254536_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254536_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254536_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,753
C000209806_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Founders Fund
C000209806_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209806_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,860
C000209806_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,890
C000209806_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,816
C000209806_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,844
C000209806_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,559
C000209806_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,596
C000209806_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000209806_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209806_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,716
C000209806_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,604
C000209806_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,003
C000209806_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,505
C000209806_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,738
C000209806_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,248
C000209809_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000209809_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209809_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,840
C000209809_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,750
C000209809_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,410
C000209809_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,312
C000209809_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,876
C000209809_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,491
C000209809_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000209809_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209809_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,716
C000209809_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,604
C000209809_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,003
C000209809_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,505
C000209809_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,738
C000209809_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,248
C000209807_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000209807_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209807_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,860
C000209807_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,910
C000209807_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,876
C000209807_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,919
C000209807_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,657
C000209807_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,765
C000209807_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000209807_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209807_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,716
C000209807_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,604
C000209807_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,003
C000209807_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,505
C000209807_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,738
C000209807_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,248
C000254535_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000254535_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254535_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,461
C000254535_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000254535_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254535_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,283
C000254535_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254535_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254535_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,753
C000174188_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Series Small Cap Discovery Fund
C000174188_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174188_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,518
C000174188_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,003
C000174188_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,810
C000174188_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,716
C000174188_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,152
C000174188_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,163
C000174188_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,732
C000174188_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,553
C000174188_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,751
C000174188_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,635
C000174188_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
C000174188_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174188_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,406
C000174188_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,816
C000174188_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,179
C000174188_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,787
C000174188_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,527
C000174188_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,163
C000174188_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,762
C000174188_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,151
C000174188_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,302
C000174188_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,462
C000174188_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000174188_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174188_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,982
C000174188_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,837
C000174188_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,382
C000174188_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,079
C000174188_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,922
C000174188_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,520
C000174188_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,819
C000174188_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,146
C000174188_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,085
C000174188_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,174
C000174190_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Small Cap Stock Fund
C000174190_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174190_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,721
C000174190_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,222
C000174190_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,387
C000174190_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,213
C000174190_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,986
C000174190_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,503
C000174190_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,000
C000174190_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,467
C000174190_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,587
C000174190_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,507
C000174190_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
C000174190_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174190_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,406
C000174190_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,816
C000174190_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,179
C000174190_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,787
C000174190_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,527
C000174190_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,163
C000174190_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,762
C000174190_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,151
C000174190_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,302
C000174190_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,462
C000174190_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000174190_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174190_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,982
C000174190_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,837
C000174190_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,382
C000174190_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,079
C000174190_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,922
C000174190_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,520
C000174190_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,819
C000174190_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,146
C000174190_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,085
C000174190_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,174
C000209810_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000209810_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,650
C000209810_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,470
C000209810_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,406
C000209810_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,968
C000209810_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,004
C000209810_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,653
C000209810_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,316
C000209810_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000209810_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209810_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,716
C000209810_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,604
C000209810_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,003
C000209810_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,505
C000209810_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,738
C000209810_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,248
C000254534_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000254534_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254534_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,310
C000254534_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000254534_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254534_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,283
C000254534_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254534_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254534_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,753
C000212500_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Mid-Cap Stock K6 Fund
C000212500_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212500_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,826
C000212500_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,421
C000212500_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,533
C000212500_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,798
C000212500_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,677
C000212500_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,369
C000212500_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Index
C000212500_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212500_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,742
C000212500_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,678
C000212500_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,646
C000212500_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,828
C000212500_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,154
C000212500_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,347
C000212500_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212500_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212500_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,241
C000212500_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,951
C000212500_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,983
C000212500_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,382
C000212500_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,867
C000212500_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,150
C000174191_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Small Cap Discovery Fund
C000174191_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174191_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,706
C000174191_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,236
C000174191_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,850
C000174191_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,438
C000174191_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,716
C000174191_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,249
C000174191_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,742
C000174191_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,438
C000174191_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,327
C000174191_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,250
C000174191_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
C000174191_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174191_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,406
C000174191_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,816
C000174191_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,179
C000174191_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,787
C000174191_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,527
C000174191_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,163
C000174191_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,762
C000174191_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,151
C000174191_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,302
C000174191_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,462
C000174191_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000174191_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174191_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,982
C000174191_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,837
C000174191_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,382
C000174191_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,079
C000174191_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,922
C000174191_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,520
C000174191_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,819
C000174191_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,146
C000174191_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,085
C000174191_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,174
C000254537_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000254537_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000254537_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,097
C000254537_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
C000254537_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254537_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,283
C000254537_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254537_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254537_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,753
C000174182_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Large Cap Stock Fund
C000174182_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174182_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,518
C000174182_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,457
C000174182_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,712
C000174182_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,929
C000174182_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,757
C000174182_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,657
C000174182_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,567
C000174182_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,197
C000174182_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	26,299
C000174182_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	29,529
C000174182_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000174182_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174182_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,121
C000174182_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,934
C000174182_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000174182_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,341
C000174182_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,474
C000174182_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,589
C000174182_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,637
C000174182_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000174182_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,507
C000174182_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,955
C000174183_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Mid-Cap Stock Fund
C000174183_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174183_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,656
C000174183_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,278
C000174183_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,707
C000174183_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,711
C000174183_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,008
C000174183_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,796
C000174183_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,028
C000174183_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,240
C000174183_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,744
C000174183_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,746
C000174183_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400® Index
C000174183_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174183_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,906
C000174183_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,932
C000174183_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,098
C000174183_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,014
C000174183_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,920
C000174183_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,015
C000174183_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,608
C000174183_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,856
C000174183_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,028
C000174183_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,291
C000174183_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000174183_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000174183_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,121
C000174183_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,934
C000174183_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,517
C000174183_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,341
C000174183_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,474
C000174183_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,589
C000174183_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,637
C000174183_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,240
C000174183_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,507
C000174183_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,955
C000182862_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Large Cap Stock K6 Fund
C000182862_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182862_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,065
C000182862_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,185
C000182862_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,171
C000182862_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,207
C000182862_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,084
C000182862_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,986
C000182862_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,677
C000182862_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,529
C000182862_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000182862_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182862_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,159
C000182862_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,665
C000182862_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,774
C000182862_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,648
C000182862_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,688
C000182862_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,186
C000182862_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,534
C000182862_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,380
C000182863_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Small Cap Stock K6 Fund
C000182863_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182863_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,083
C000182863_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,795
C000182863_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,850
C000182863_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,689
C000182863_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,596
C000182863_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,248
C000182863_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,234
C000182863_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,125
C000182863_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000182863_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182863_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,281
C000182863_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,801
C000182863_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,867
C000182863_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,258
C000182863_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,347
C000182863_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,824
C000182863_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,665
C000182863_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,802
C000182863_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000182863_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182863_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,171
C000182863_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,588
C000182863_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,457
C000182863_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,799
C000182863_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,214
C000182863_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,488
C000182863_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,611
C000182863_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,188
C000209808_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000209808_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,425
C000209808_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,226
C000209808_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,172
C000209808_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,640
C000209808_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,746
C000209808_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,446
C000209808_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,099
C000209808_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
C000209808_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000209808_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,716
C000209808_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,604
C000209808_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,003
C000209808_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,505
C000209808_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,738
C000209808_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,248
C000238446_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Small Cap Core Fund
C000238446_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000238446_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,833
C000238446_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,289
C000238446_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,878
C000238446_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000238446_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000238446_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,905
C000238446_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,224
C000238446_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,322
C000238446_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000238446_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000238446_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,026
C000238446_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,485
C000238446_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 15,023